TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2020
Disclosure Of Trade And Other Receivables [Abstract]
TRADE RECEIVABLES
7	TRADE RECEIVABLES
	2020	2019
	US$’000	US$’000

Trade receivables	6,617	10,171
Trade receivables due from the pools	1,380	3,706
	7,997	13,877
Included in assets of a disposal group held for sale (Note 40) (i)	(69)	(704)
	7,928	13,173

(i)
For 2020, the amount represents only the assets relating to Training school that has been classified as held for sale in 2020. Amounts relating to Unicorn Tankers division disclosed as asset held for sale in 2019 and 2020 are included in Note 40.

The credit period is 1 to 30 days (2019: 1 to 30 days).  No interest is charged on the outstanding invoice.

Loss allowance for trade receivables has been measured at an amount equal to lifetime ECL. The ECL on trade receivables are estimated using a provision matrix by reference to past default experience of the debtor and an analysis of the debtor’s current financial position, adjusted for factors that are specific to the debtors, general economic conditions of the industry in which the debtors operate and an assessment of both the current as well as the forecast direction of conditions at the reporting date.

There has been no significant change in the estimation techniques or significant assumptions made during the current reporting period in assessing the allowance for the amounts due from customers.

A trade receivable is written off when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery.

The following table details the risk profile of trade receivables based on the Group’s provision matrix. The expected credit loss rate is considered immaterial for trade receivables outstanding for less than 120 days. For trade receivables past due for more than 120 days, the Group would recognise a loss allowance of 100% except for the adjustment to factors that are specific to the debtors, because historical experience has indicated that these receivables are generally not recoverable. As the Group’s historical credit loss experience does not show significantly different loss patterns for different customer segments, the provision for loss allowance based on past due status is not further distinguished between the Group’s different customer base.

	Trade receivables past due
2020	Not past due	< 30	31-60	61-90	91-120	>120	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Estimated total gross carrying amount at default, representing net carrying amount of default	5,544	249	139	551	859	655	7,997
Less: assets of a disposal group held for sale	(26)	(15)	(3)	(3)	(22)	-	(69)
	5,518	234	136	548	837	655	7,928

	Trade receivables past due
2019	Not past due	< 30	31-60	61-90	91-120	>120	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Estimated total gross carrying amount at default, representing net carrying amount of default	9,955	1,233	1,244	280	1,165	-	13,877
Less: assets of a disposal group held for sale	(699)	(1)	(4)	-	-	-	(704)
	9,256	1,232	1,240	280	1,165	-	13,173